Insurance Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Schedule of statutory net income (loss)
Statutory Net income (loss) for the years ended December 31, 2013, 2012 and 2011, statutory capital and surplus for the years ended as of December 31, 2013 and 2012 and minimum capital requirements as of December 31, 2013 of the Company's Principal Insurance Subsidiaries are as follows:

	Statutory Net Income (Loss)			Statutory Capital and Surplus		Minimum Capital Requirements(1)
	2013	2012	2011	2013	2012	2013
Subsidiary Name (State of Domicile):
ING USA Annuity and Life Insurance Company ("ING USA") (IA)	$(55.8)	$(9.1)	$386.0	$1,941.6	$2,174.1	$5.0
ING Life Insurance and Annuity Company ("ILIAC") (CT)	175.2	261.6	194.4	2,010.8	1,921.8	3.0
Security Life of Denver Insurance Company ("SLD") (CO)	(0.1)	(129.8)	175.2	1,034.0	1,459.9	1.5
ReliaStar Life Insurance Company ("RLI") (MN)	215.9	(155.3)	(83.0)	1,942.5	2,278.6	4.5

(1)	The insurance statutes of the respective state of domicile for the Company's Principal Insurance Subsidiaries set forth specific minimum capital requirements.

Schedule of dividends permitted
The following table summarizes dividends permitted to be paid by the Company's Principal Insurance Subsidiaries to ING U.S., Inc. or Lion Holdings without the need for insurance regulatory approval for the periods presented:

	Dividends Permitted without Approval
	2014		2013		2012
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)	$216.3	(3)	$—		$—
ING Life Insurance and Annuity Company (CT)	371.4	(4)	264.1	(1)	190.0	(2)
Security Life of Denver Insurance Company (CO)	32.5	(3)	—		—
ReliaStar Life Insurance Company (MN)	194.0	(3)	—		—
(1) $264.1 could have been paid without approval after June 26, 2013. $174.0 was paid on May 8, 2013 as an extraordinary distribution. $90.0 was paid as an ordinary dividend on December 9, 2013.
(2) $190.0 was paid as part of the June 26, 2012 distribution of $800.0.
(3) These can be paid as ordinary dividends after May 8, 2014.
(4) $281.4 can be paid as ordinary dividends after May 8, 2014. $90.0 can be paid as ordinary dividends after December 9, 2014.

Schedule of dividends paid and return of capital distributions
The following table summarizes dividends and return of capital distributions paid by each of the Company's Principal Insurance Subsidiaries to its parent for the periods indicated:

	Dividends Paid		Return of Capital Distributions
	As of December 31,		As of December 31,
	2013	2012	2013	2012
Subsidiary Name (State of domicile):
ING USA Annuity and Life Insurance Company (IA)(1)	$—	$—	$230.0	$250.0
ING Life Insurance and Annuity Company (CT)(2)	264.0	190.0	—	150.0
Security Life of Denver Insurance Company (CO)(3)	—	—	447.0	80.0
ReliaStar Life Insurance Company (MN)(4)	—	130.0	583.0	—
(1) Iowa Insurance Division approved ING USA's 2013 and 2012 return of capital distributions.
(2) Connecticut Insurance Department approved ILIAC's $174.0 extraordinary dividend as part of the May 8, 2013 extraordinary distribution. In December 2013, ILIAC paid a $90.0 ordinary dividend. In 2012, ILIAC paid $340.0 in distributions, which included a $190.0 ordinary dividend.
(3) Colorado Insurance Division approved SLD’s 2013 and 2012 return of capital distributions.
(4) Minnesota Insurance Division approved RLI’s 2013 distribution and 2012 dividend.